Annual Operating Expenses {- Fidelity Series Overseas Fund} - 10.31 Fidelity Series Overseas Fund PRO-04 - Fidelity Series Overseas Fund - Fidelity Series Overseas Fund	Dec. 30, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%